LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of information on leases

	December 31,
	2025	2024	2023

Interest expense on lease liabilities	$130	$83	$35
Total cash outflow for leases	$834	$712	$584

Schedule of disclosures in respect of right-of-use assets

	Offices	Cars	Total
Cost:
Balance at January 1, 2025	$3,901	$69	$3,970
Addition	1,098	—	1,098
Modification	818	—	818
Termination	(794)	(30)	(824)
Revaluation recognized in OCI	31	6	37
Balance at December 31, 2025	5,054	45	5,099
Accumulated depreciation:
Balance at January 1, 2025	2,765	14	2,779
Depreciation	716	33	749
Termination	(745)	(13)	(758)
Revaluation recognized in OCI	12	2	14
Balance at December 31, 2025	2,748	36	2,784
Depreciated cost at December 31, 2025	$2,306	$9	$2,315

	Offices	Cars	Total
Cost:
Balance at January 1, 2024	$3,648	$—	$3,648
Initially consolidated subsidiary	246	104	350
Modification	32	—	32
Termination	—	(31)	(31)
Revaluation recognized in OCI	(13)	(4)	(17)
Other	(12)	—	(12)
Balance at December 31, 2024	3,901	69	3,970
Accumulated depreciation:
Balance at January 1, 2024	2,071	—	2,071
Depreciation	697	16	713
Termination	—	(1)	(1)
Revaluation recognized in OCI	(3)	(1)	(4)
Balance at December 31, 2024	2,765	14	2,779
Depreciated cost at December 31, 2024	$1,136	$55	$1,191